LEASES (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$ 16,100	$ 14,432
Right-of-use assets obtained in exchange for new operating lease liabilities:
Operating leases	$ 64,901	$ 82,185